Share-based Payments - Additional Information (Detail) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2018 GBP (£)	Dec. 31, 2022 £ / shares shares	Dec. 31, 2020	Dec. 31, 2019 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares each ADR represent		5
Number of options granted		0
Number Of Outstanding Share Options			423,164		625,906
Number of share options outstanding in share-based payment arrangement	7,874,530	7,874,530	7,874,530	7,874,530	8,297,694		7,874,530	8,923,600
ADS [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted | $ / shares				$ 1.2	$ 2.5
ADS [Member] | Deferred RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment arrangement, Award payment term	180 days
Number of trading days	30 days
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares				$ 0.99
2015 Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	2 years 7 months 6 days				3 years 7 months 6 days
2015 Plan [member] | Existing Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
2015 Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
2015 Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares							£ 1.43
2015 Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares							£ 2.44
Mereo BioPharma Group plc Share Option Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life for the share options outstanding period	4 years 9 months 18 days				5 years 7 months 6 days
Number Of Outstanding Share Options			770,805		87,430
Number of share options outstanding in share-based payment arrangement	553,160	553,160	553,160	553,160	1,323,965		553,160	1,411,395
Mereo BioPharma Group plc Share Option Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares							£ 3.05
Mereo BioPharma Group plc Share Option Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | £ / shares							£ 3.59
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted					0
Percentage of options issued to employees	75.00%	75.00%	75.00%	75.00%			75.00%
Percentage of options vested to employees	25.00%	25.00%	25.00%	25.00%			25.00%
Number of share options expired in share-based payment arrangement			0		482,748
Number Of Outstanding Share Options		0
Number of share options outstanding in share-based payment arrangement	0	0	0	0	0		0	482,748
Deferred bonus share plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus payable in deferred shares			30.00%
2019 Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual term share options	10 years
Number of options granted			4,126,400		2,696,960
Weighted average remaining contractual life for the share options outstanding period	8 years 4 months 24 days				8 years 8 months 12 days
Vesting period	3 years
Number of share options expired in share-based payment arrangement			1,164,197		253,277
Number Of Outstanding Share Options			48,044		28,521
Number of share options outstanding in share-based payment arrangement	6,857,861	6,857,861	6,857,861	6,857,861	3,943,702		6,857,861	1,567,873
Weighted average exercise price of share options granted | $ / shares				$ 1.38	$ 2.83
Number of share options exercised in share-based payment arrangement			0		39,333
2019 Equity Incentive Plan [member] | Newly Non-Executive Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
2019 Equity Incentive Plan [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares	$ 0.51	$ 0.51	$ 0.51	0.51
2019 Equity Incentive Plan [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding exercise price | $ / shares	$ 5.4	$ 5.4	$ 5.4	$ 5.4
2019 Non-Executive Director Equity Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			535,488		296,000
Weighted average remaining contractual life for the share options outstanding period	8 years 6 months				8 years 7 months 6 days
Number of share options expired in share-based payment arrangement			42,192		23,625
Number Of Outstanding Share Options			0
Number of share options outstanding in share-based payment arrangement	915,087	915,087	915,087	915,087	421,791		915,087	149,416
Weighted average exercise price of share options granted | $ / shares				$ 1.22	$ 2.81
Number of share options exercised in share-based payment arrangement			0
2019 Non-Executive Director Equity Incentive Plan [member] | Deferred RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted			386,144
Number of share options expired in share-based payment arrangement			42,104
Number Of Outstanding Share Options			0
Number of share options outstanding in share-based payment arrangement	344,040	344,040	344,040	344,040			344,040
Number of share options exercised in share-based payment arrangement			0
AstraZeneca [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share issued upon consideration	1,349,693	1,349,693	1,349,693	1,349,693			1,349,693
Deferred Bonus Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		0
Weighted average fair value of options granted | £						£ 0			£ 0
Annual bonus payable in deferred shares						100.00%
Number of share options expired in share-based payment arrangement			22,592		62,183
Percentage of annual bonus granted to directors						30.00%
Number of share options outstanding in share-based payment arrangement	100,817	100,817	100,817	100,817			100,817
Weighted average remaining contractual life of outstanding share options	1 month 6 days
Number of share options exercised in share-based payment arrangement		0	78,225		0
Other scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement		0